Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Cash	￦	138	266
Other demand deposits		927,650	1,117,499
Short-term deposits classified as cash equivalents		211,424	527,235
Short-term investments classified as cash equivalents		219,133	165,129

	￦	1,358,345	1,810,129